Accrued Expenses And Other (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Expenses And Other [Abstract]
Schedule Of Accrued Expenses And Other

	December 31,
	2010	2011
Advance payments from customers	28,272	29,621
Accrual for employee contract termination benefits	2,065	—
Accrual for onerous contracts	1,449	446
Deferred revenue	4,367	6,340
Accrual for salaries, wages and related taxes and expenses	47,060	60,039
Interest payable	2,102	1,881
Payables arising from acquisition of property, plant and equipment	18,251	20,509
Other	13,835	34,054

	117,401	152,890